Revolving Line of Credit; Interest Expense; Maturities	12 Months Ended
Dec. 31, 2023
Revolving Line Of Credit Interest Expense Maturities
Revolving Line of Credit; Interest Expense; Maturities

Note 15 – Revolving Line of Credit; Interest Expense; Maturities

On October 1, 2021, the Company entered into a Growth Line of Credit Agreement (“LOC”) with Ampla LLC, formerly known as Gourmet Growth (“Gourmet Growth”), which allows us to draw funds from time to time, up to an aggregate principal amount of $400,000, for the purpose of purchasing inventory. The LOC accrues interest at 15% per annum and requires a 2% origination fee on each draw. The LOC was secured by all receivables, and all other tangible and intangible personal property, including, but not limited to cash, inventory, equipment, investments, contract rights and other general intangibles and chattel paper. The LOC requires that we collect payments on our accounts receivable in an account in which Gourmet Growth is able to collect a percentage of the collections to repay the LOC. The line of credit is revolving and automatically renewed upon use for a 12-month period. Repayment is made from current receivables, and the outstanding balance of $42,750 was paid in full on July 13, 2023. The Company’s balance of the LOC was $91,541 as of December 31, 2022.

The Company recorded interest expense pursuant to the stated interest rates on the LOC in the amount of $8,251 and $19,886 for the years ended December 31, 2023 and 2022, respectively.

The Company recognized interest expense as follows for the years ended December 31, 2023, and 2022, respectively:

	December 31,
	2023	2022
Interest on convertible notes payable, related parties	$3,696	$6,999
Interest on convertible notes payable	138,316	211,803
Interest on notes payable	214,430	346,378
Amortization of debt discounts, convertible notes payable	-	101,500
Amortization of debt discounts, warrants, convertible notes payable	-	14,050
Amortization of debt discounts, notes payable	20,000	83,297
Amended warrants	-	377,200
Amortization of debt discounts, warrants, notes payable	46,090	39,661
Amortization of debt discounts on convertible notes payable, related parties, derivatives	-	19,004
Amortization of debt discounts on convertible notes payable, derivatives	-	1,028,509
Interest on revolving line of credit	8,251	19,886
Finance charge on letter of credit	2,082	-
Interest on credit cards	2,406	2,606
Total interest expense	$435,271	$2,250,893

BRANCHOUT FOOD INC.

NOTES TO FINANCIAL STATEMENTS

The aggregate amounts of maturities of notes payable during each of the five years following the balance sheet date and thereafter, including amounts due within one year and classified as current, are as follows:

Fiscal Year Ending	Note Payable Maturities
December 31,	EIDL	Hinman	Total
2024	$-	$200,000	$200,000
2025	-	-	-
2026	-	-	-
2027	83	-	83
2028 and thereafter	34,417	-	34,417
	$34,500	$200,000	$234,500
Less effects of discounting	-	-	-
Total notes payable	$34,500	$200,000	$234,500